Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment	Property, plant and equipment as of June 30, 2023 and December 31, 2022 consisted of the following:
	June 30, 2023	December 31, 2022
Machinery and equipment	$1,849,145	$1,769,482
Transportation vehicles	396,526	237,255
Electronic devices	101,732	89,614
Office furniture and equipment	56,155	48,728
Leasehold improvements	23,836	-
Building	489,906	501,023
Total property plant and equipment, at cost	2,917,300	2,646,102
Less: accumulated depreciation	1,114,242	983,947
Property, plant and equipment, net	$1,803,058	$1,662,155